INCOME TAXES - Schedule of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Recorded valuation allowance
Valuation allowance, beginning of year	$ (26,026)	$ (18,576)
Income tax provision	(2,267)	(7,450)
Valuation allowance, end of year	$ (28,293)	$ (26,026)